PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS [Text Block]

8.    PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS

a) Property and equipment

A summary of the Company's property and equipment is as follows:

	January 31, 2023	January 31, 2022
	$	$
Land	1,330,000	1,330,000
Leasehold improvements	1,775,896	1,758,229
Furniture & fixtures	468,696	460,890
Computer equipment	6,659	46,484
Machinery & equipment	2,450,919	2,305,217
	6,032,170	5,900,820
Less: accumulated depreciation	(1,347,052)	(1,031,227)
	4,685,118	4,869,593

Total depreciation expense for the year ended January 31, 2023 was $533,702 (2022 - $472,998). Of the total depreciation expense, $472,096 was allocated to inventory (2022 - $260,006). During the year, the Company disposed of property and equipment with a cost of $309,907 and accumulated depreciation of $217,877.

At January 31, 2022, the Company reclassified buildings with a cost of $1,370,212 and accumulated depreciation of $230,695 to assets classified as held for sale.

b) Right-of-use assets

The Company's right-of-use assets result from its operating leases (Note 11) and consist of land and buildings used in the cultivation, processing, and warehousing of its products.

At January 31, 2023, assets classified as held for sale contains right-of-use assets with a carrying value of $nil (January 31, 2022 - $346,987). Management estimated the fair value less costs to sell of right-of-use assets classified as held for sale at January 31, 2023 was $nil (January 31, 2022 - $346,987).

8. PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS

Property and equipment

The following table summarizes the Company's property and equipment:

January 31, 2021
$
Land	1,330,000
Leasehold improvements	244,472
Furniture & fixtures	376,207
Computer equipment	94,846
Machinery & equipment	1,261,340
3,306,865
Less: accumulated depreciation and amortization	(558,229)
2,748,636

Total depreciation and amortization expense for the year ended January 31, 2021 was $630,818. Of the total expense, $135,950 was allocated to inventory.

At January 31, 2021, the Company reclassified property and equipment with a cost of $1,479,014 and accumulated depreciation of $751,582 to assets classified as to held for sale. The assets consisted primarily of redundant processing and extraction equipment as well as leasehold improvements and fixtures in a right-of-use asset. Management estimated the fair value less costs to sell exceeds the carrying value and therefore the assets are measured at their carrying values.

During the year ended January 31, 2021, the Company recorded a loss of $116,881 related to the disposal of various items of leasehold improvements, furniture and fixtures, computer equipment and machinery and equipment related to the Oregon operations. The cost of the property and equipment disposed of was $318,314 and accumulated depreciation was $201,433. There was $nil gross proceeds and the loss has been recorded as other expenses within net loss from discontinued operations.

During the year ended January 31, 2021, the Company transferred lights and equipment with a cost of $324,371 and accumulated depreciation of $128,319 between operating units resulting in a classification change from leasehold improvements to machinery and equipment.

Right-of-use assets

The Company's right-of-use assets result from its operating leases (note 11) and consist of land and buildings used in the cultivation, processing, and warehousing of its products.

During the year ended January 31, 2021, the Company amended lease agreements on three leases to extend their term. This resulted in right-of-use asset additions of $7,236,663.

For the year ended January 31, 2021, operating lease costs include right-of-use asset amortization of $800,269. Of this, $450,413 was allocated to inventory.

At January 31, 2021, the Company reclassified right-of-use assets with a carrying amount of $583,257 to held for sale following an assessment that the Swell and Pure Green properties were redundant to the Company's operation. In addition, the Company reclassified the associated lease liabilities of $628,171 to be classified as held for sale. Management estimated the fair value less costs to sell exceeds the carrying value and therefore the assets are measured at their carrying values.

At January 31, 2021, the Company reclassified right-of-use assets with a carrying amount of $491,672 to held for sale. Management estimated the fair value less costs to sell exceeds the carrying value and therefore the assets are measured at their carrying values.